12. Segment reporting (Details) (March 2021) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 363,463	$ 310,609	$ 1,678,967	$ 1,460,370
Cost of Revenue	292,263	33,072	1,395,187	1,342,139
Gross profit	71,200	(27,463)	283,780	118,231
Operating Expenses:
Selling expense	512	15,070	22,590	46,624
Compensation - officers	39,100	34,000	142,100	150,154
Research and development	63,150	70,396	256,636	255,232
Professional fees	377,547	433,539	1,297,160	1,376,995
General and administrative	310,084	389,813	1,269,207	1,113,201
Total Operating Expenses	790,393	942,818	2,987,693	3,448,671
Loss from Operations	(719,193)	(970,281)	(2,703,913)	(3,330,440)
Other Income (Expense):
Interest income (expense), net	(7,533)	1,275	(4,072)	2,257
Interest expense - related party	0	(81)	(81)	(1,750)
Other income (expense), net	44,210	46,781	170,953	154,390
Total other income (expense)	36,677	47,975	166,800	154,897
Loss before income taxes	(682,516)	(922,306)	(2,537,113)	(3,175,543)
Income tax expense	0	0	0	0
Net Loss	(682,516)	(922,306)	(2,537,113)	(3,175,543)
Revenue [Member]
Total revenue	353,272	295,937	1,652,518	1,446,186
Revenue - related Party [Member]
Total revenue	10,191	$ 14,672	26,449	$ 14,184
Focus [Member]
Total revenue	323,721		973,090
Cost of Revenue	254,223		728,597
Gross profit	69,498		244,493
Operating Expenses:
Selling expense	332		13,650
Compensation - officers	39,100		142,100
Research and development	63,150		256,636
Professional fees	376,633		1,291,729
General and administrative	239,513		959,426
Total Operating Expenses	718,728		2,663,541
Loss from Operations	(649,230)		(2,419,048)
Other Income (Expense):
Interest income (expense), net	(6,670)		(2,073)
Interest expense - related party	0		(81)
Other income (expense), net	45,385		154,194
Total other income (expense)	38,715		152,040
Loss before income taxes	(610,515)		(2,267,008)
Income tax expense	0		0
Net Loss	(610,515)		(2,267,008)
Focus [Member] | Revenue [Member]
Total revenue	313,530		946,641
Focus [Member] | Revenue - related Party [Member]
Total revenue	10,191		26,449
Avx [Member]
Total revenue	39,742		705,877
Cost of Revenue	38,040		666,590
Gross profit	1,702		39,287
Operating Expenses:
Selling expense	180		8,940
Compensation - officers	0		0
Research and development	0		0
Professional fees	914		5,431
General and administrative	70,571		309,781
Total Operating Expenses	71,665		324,152
Loss from Operations	(69,963)		(284,865)
Other Income (Expense):
Interest income (expense), net	(863)		(1,999)
Interest expense - related party	0		0
Other income (expense), net	(1,175)		16,759
Total other income (expense)	(2,038)		14,760
Loss before income taxes	(72,003)		(270,105)
Income tax expense	0		0
Net Loss	(72,003)		(270,105)
Avx [Member] | Revenue [Member]
Total revenue	39,742		705,877
Avx [Member] | Revenue - related Party [Member]
Total revenue	$ 0		$ 0